Bonus Programs - Summary of Number of Shares Held by the Trust (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FEMSA UBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	7,283,198	5,723,019
Shares acquired by the administrative trust to employees (in shares)	2,768,091	4,844,120
Number of other equity instruments exercised or vested in share-based payment arrangement	(3,843,052)	(3,283,941)
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	6,208,237	7,283,198
KOFL UBL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	1,904,240	1,860,379
Shares acquired by the administrative trust to employees (in shares)	904,246	1,139,180
Number of other equity instruments exercised or vested in share-based payment arrangement	(933,835)	(1,095,319)
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	1,874,651	1,904,240